Cover Page	12 Months Ended
Dec. 31, 2019
Cover [Abstract]
Document Type	F-1
Entity Registrant Name	TITAN MEDICAL INC
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Central Index Key	0000840551
Amendment Flag	false
Document period end date	Dec. 31, 2019